Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:      Palisades Investment Partners, LLC
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Address:   1453 Third Street Promenade
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           Suite 310
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           Santa Monica, CA  91106
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Form 13F File Number: 28-_12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Quinn R. Stills
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Title:     Chairman, CIO, CCO
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Phone:     310-656-6300
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Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills         Santa Monica, CA        7/27/10
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        (Signature)               (City, State)          (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-01190                              Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:         46
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Form 13F Information Table Value Total:         795,949
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                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number           Name
                 28-
-----------         -----------------           ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------         --------  --------          --------      --------   --------        --------
                              TITLE OF                    VALUE     SHRS OF   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRTION  MANAGERS  SOLE     SHARED NONE
--------------               ----------        --------- --------   --------  ---  ----  ---------- -------- --------- -----  ----
ABBOTT LABS                        COM         002824100   9,639    206,050   SH         SOLE                   99,500       106,550
AMGEN INC                          COM         031162100   7,732    147,000   SH         SOLE                   71,900        75,100
ABERCROMBIE & FITCH CO             CL A        002896207   5,206    169,648   SH         SOLE                   82,671        86,977
BANK OF AMERICA CORP               COM         060505104  22,712  1,580,500   SH         SOLE                  781,100       799,400
GENERAL CABLE CORP DEL NEW         COM         369300108   9,447    354,500   SH         SOLE                  175,300       179,200
CITIGROUP INC                      COM         172967101   7,597  2,020,500   SH         SOLE                  989,700     1,030,800
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109   7,308    388,500   SH         SOLE                  190,000       198,500
COMERICA INC                       COM         200340107  26,609    722,472   SH         SOLE                  350,922       371,550
COLUMBIA SPORTSWEAR CO             COM         198516106   2,525     54,100   SH         SOLE                   26,600        27,500
CISCO SYS INC                      COM         17275R102  16,545    776,374   SH         SOLE                  377,600       398,774
CHEVRON CORP NEW                   COM         166764100  16,423    242,017   SH         SOLE                  115,630       126,387
DISCOVER FINL SVCS                 COM         254709108  24,579  1,758,130   SH         SOLE                  864,657       893,473
DISNEY WALT CO                  COM DISNEY     254687106  12,564    398,861   SH         SOLE                  198,405       200,456
DOW CHEMICAL CO                    COM         260543103  10,484    441,978   SH         SOLE                  218,900       223,078
EBAY INC                           COM         278642103  16,776    855,463   SH         SOLE                  413,586       441,877
E TRADE FINANCIAL                COM NEW       269246401  13,312  1,126,237   SH         SOLE                  551,755       574,482
EATON CORP                         COM         278058102  13,905    212,484   SH         SOLE                  103,997       108,487
FIFTH THIRD BANCORP                COM         316773100   9,041    735,604   SH         SOLE                  361,800       373,804
GENERAL DYNAMICS CORP              COM         369550108   8,714    148,800   SH         SOLE                   72,700        76,100
GENERAL ELECTRIC                   COM         369604103  32,383  2,245,700   SH         SOLE                1,108,000     1,137,700
GAP INC                            COM         364760108  18,131    931,708   SH         SOLE                  463,608       468,100
GOLDMAN SACHS GROUP INC            COM         38141G104  29,704    226,279   SH         SOLE                  111,528       114,751
HEALTH MGMT ASS                    CL A        421933102  15,472  1,991,200   SH         SOLE                  975,200     1,016,000
HEWLETT-PACKARD                    COM         428236103  33,617    776,727   SH         SOLE                  385,650       391,077
INTERNATIONAL BUSINESS MACH        COM         459200101  27,312    221,186   SH         SOLE                  111,870       109,316
JOHNSON & JOHNSON                  COM         478160104  13,276    224,788   SH         SOLE                  110,751       114,037
JP MORGAN CHASE & CO               COM         46625H100  33,176    906,189   SH         SOLE                  447,874       458,315
LINCOLN ELECT HLDGS INC            COM         533900106   6,100    119,630   SH         SOLE                   58,700        60,930
MORGAN STANLEY                   COM NEW       617446448     726     31,300   SH         SOLE                   11,000        20,300
OMNICOM GROUP                      COM         681919106  22,512    656,322   SH         SOLE                  321,146       335,176
PARKER HANNIFIN                    COM         701094104  12,798    230,753   SH         SOLE                  111,616       119,137
PNC FINANCIAL SERVICES             COM         693475105  35,829    634,146   SH         SOLE                  315,139       319,007
RENT-A-CENTER                      COM         76009N100   9,816    484,500   SH         SOLE                  237,000       247,500
ROYAL DUTCH SHL CL A           SPONS ADR A     780259206   5,187    103,291   SH         SOLE                   51,846        51,445
REPUBLIC SERVIC                    COM         760759100  19,227    646,728   SH         SOLE                  308,290       338,438
TARGET CORP                        COM         87612E106  37,466    761,972   SH         SOLE                  377,600       384,372
TOLL BROS                          COM         889478103   6,919    422,900   SH         SOLE                  208,100       214,800
TIME WARNER CAB                    COM         88732J207  17,776    341,327   SH         SOLE                  171,198       170,129
UNITED HEALTH GROUP                COM         91324P102  11,776    414,662   SH         SOLE                  202,781       211,881
UNITED TECHNOLGIES                 COM         913017109  29,753    458,377   SH         SOLE                  225,905       232,472
VIACOM INC NEW                     CL B        92553P201   8,376    267,000   SH         SOLE                  131,300       135,700
WELLS FARGO CO                     COM         949746101  32,946  1,286,935   SH         SOLE                  637,550       649,385
WAL-MART STORES                    COM         931142103  15,626    325,078   SH         SOLE                  159,726       165,352
WATSON PHARMACEUTICAL              COM         942683103  19,521    481,160   SH         SOLE                  233,014       248,146
EXXON MOBIL CORP                   COM         30231G102  30,455    533,642   SH         SOLE                  267,059       266,583
ZIONS BANCORP                      COM         989701107  28,951  1,342,174   SH         SOLE                  658,800       683,374